ACCOUNTS PAYABLE AND OTHER - Schedule of Accounts Payable and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	$ 13,470	$ 12,743
Provisions	3,457	3,591
Insurance contracts that are liabilities	8,882	8,506
Other liabilities	33,084	32,225
Accounts payable and other	$ 58,893	$ 57,065